RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	NOTE 12 - RELATED PARTY TRANSACTIONS
During the first six months ended 30 June 2024, there have been no other related party transactions than ordinary remuneration to the Board of Directors and the CEO. Please refer to Note 2.